Prospectus 2 [Member] Investment Objectives and Goals - Prospectus 2 - Putnam Mortgage Opportunities Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks to maximize total return consistent with what the Investment Manager (as defined below) believes to be prudent risk. Total return is composed of capital appreciation and income.